COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC. (the “Fund”)

Class A (CPXAX) and Class C (CPXCX) Shares

Supplement dated October 7, 2013 to

Summary Prospectus and Prospectus dated May 1, 2013

On September 17, 2013, the Fund’s Board of Directors approved the Fund’s ability to engage in short sales. Accordingly, the fifth paragraph in the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and Prospectus is hereby supplemented in its entirety with the following:

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund may also enter into short sales. The Fund’s primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

CPXSUPAC-1013

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC. (the “Fund”)

Class I (CPXIX) Shares

Supplement dated October 7, 2013 to

Summary Prospectus and Prospectus dated May 1, 2013, as amended June 24, 2013

On September 17, 2013, the Fund’s Board of Directors approved the Fund’s ability to engage in short sales. Accordingly, the fifth paragraph in the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and Prospectus is hereby supplemented in its entirety with the following:

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund may also enter into short sales. The Fund’s primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

CPXSUPI-1013